Financial Instruments and Risk Management - Summary of Exposed Interest Rate Risk (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash equivalents - Cash investments (Note 6) - CDI	R$ 783	R$ 917
Marketable securities (Note 7) - CDI / SELIC	813	1,088
Advance for future delivery of energy - CDI	27,796	8,537
Restricted cash - CDI	91	106
CVA and in tariffs (Note 15) - SELIC	16,279	16,866
Assets	59,855	42,240
LIABILITIES
Loans, financing and debentures (Note 22) - CDI	(14,772)	(14,398)
Advance sales of energy supply - CDI	(23,394)	(8,663)
CVA and Other financial components (Note 15) - SELIC	18,120	19,556
Total liabilities	(43,916)	(27,910)
Renova [member]
ASSETS
Advance for future delivery of energy - CDI	295	32	R$ 136
Assets	1,524	1,711	5,901
LIABILITIES
Advance sales of energy supply - CDI	(442)	(395)	(3,347)
Total liabilities	(1,524)	(1,711)	R$ (5,901)
Domestic currency [member]
ASSETS
Cash equivalents - Cash investments (Note 6) - CDI	783	917
Marketable securities (Note 7) - CDI / SELIC	813	1,088
Advance for future delivery of energy - CDI	94	123
Assets	3,501	4,041
LIABILITIES
Adherence to the Tax Anmesty Program (PRCT) (Note 20)- SELIC		(283)
Total liabilities	(5,248)	(8,207)
Net liabilities exposed	(1,747)	(4,166)
Domestic currency [member] | Selic rate [member]
ASSETS
CVA and in tariffs (Note 15) - SELIC	1,081	369
Receivable for residual value - Generation (Note 15) - SELIC		1,084
LIABILITIES
CVA and Other financial components (Note 15) - SELIC		(415)
Domestic currency [member] | Reimbursement due to termination of contract [member]
ASSETS
Reimbursement due to termination of contract (Note 31) - SELIC / CDI	97
Domestic currency [member] | Reimbursement related to cancelled contracts [member]
ASSETS
Reimbursement due to termination of contract (Note 31) - SELIC / CDI	10
Domestic currency [member] | Eletrobras [member]
ASSETS
Credits owed by Eletrobras		4
Domestic currency [member] | CDI rate[member]
LIABILITIES
Loans, financing and debentures (Note 22) - CDI	(4,920)	(7,202)
Domestic currency [member] | TJLP [member]
LIABILITIES
Loans, financing and debentures (Note 22) - CDI	(249)	(119)
Domestic currency [member] | Advance for future delivery of power supply [member]
ASSETS
Restricted cash - CDI	91	106
Domestic currency [member] | Advance For Future Delivery Of Energy Supply [member]
LIABILITIES
Advance sales of energy supply - CDI	(79)	(188)
Domestic currency [member] | Renova [member]
ASSETS
Accounts receivable - Renova (Note 31) - CDI	R$ 532	R$ 350